RS Select Growth Fund
RS Select Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 115 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 38 of the Fund’s statement of additional information.
Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees RS Select Growth Fund	Class A		Class C		Class K	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Annual Fund Operating Expenses RS Select Growth Fund		Class A	Class C	Class K	Class Y
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.20%	0.26%	0.37%	0.19%
Total Annual Fund Operating Expenses	[1]	1.45%	2.26%	2.02%	1.19%
Fee Waiver/Expense Reimbursement	[1]	(0.05%)	(0.08%)	(0.11%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.40%	2.18%	1.91%	1.14%
[1]	RS Investments has contractually agreed to pay or reimburse the Fund's expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.40% for Class A shares, 2.18% for Class C shares, 1.91% for Class K shares, and 1.14% for Class Y shares. This expense limitation will continue through April 30, 2015 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example RS Select Growth Fund (USD $)	Class A	Class C	Class K	Class Y
1 Year	611	321	194	116
3 Years	907	699	623	373
5 Years	1,225	1,203	1,078	650
10 Years	2,124	2,589	2,339	1,439

Assuming No Redemption
Expense Example, No Redemption RS Select Growth Fund (USD $)	Class A	Class C	Class K	Class Y
1 Year	611	221	194	116
3 Years	907	699	623	373
5 Years	1,225	1,203	1,078	650
10 Years	2,124	2,589	2,339	1,439

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $15.8 billion, based on the size of the largest company in the Index on March 31, 2014), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside the preceding parameters due to changes in values of those companies after the Fund’s purchase of their securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.
  Equity Securities Risk
  The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.
  Investment Style Risk
  A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.
  Small and Mid-sized Companies Risk
  Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Limited Portfolio Risk
  To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.
  Overweighting Risk
  Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.
  Underweighting Risk
  If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.
  Focused Investment Risk
  Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.
  Portfolio Turnover Risk
  Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.
  Cash Position Risk
  To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
  Liquidity Risk
  Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Foreign Securities Risk
  Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. Prior to May 1, 2007, the Fund was known as “RS Diversified Growth Fund”. Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.
Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Third Quarter 2009 18.08% Worst Quarter Fourth Quarter 2008 -25.49%
Average Annual Total Returns (PERIODS ENDED 12/31/13)
Average Annual Total Returns RS Select Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Aug. 01, 1996	31.25%	26.03%	7.92%	11.98%
Class A Shares Return After Taxes on Distributions	Aug. 01, 1996	30.74%	25.93%	7.88%	11.01%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Aug. 01, 1996	18.01%	21.60%	6.46%	9.79%
Class A Shares Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	Aug. 01, 1996	40.65%	24.03%	10.11%	8.56%
Class A Shares Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Aug. 01, 1996	43.30%	22.58%	9.41%	7.04%
Class C Shares	Nov. 15, 2007	35.67%	25.94%		9.15%
Class C Shares Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	Nov. 15, 2007	40.65%	24.03%		9.38%
Class C Shares Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Nov. 15, 2007	43.30%	22.58%		9.19%
Class K Shares	Feb. 12, 2007	36.89%	26.12%		9.80%
Class K Shares Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	Feb. 12, 2007	40.65%	24.03%		9.04%
Class K Shares Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Feb. 12, 2007	43.30%	22.58%		8.69%
Class Y Shares	May 01, 2009	38.19%			26.31%
Class Y Shares Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	May 01, 2009	40.65%			23.77%
Class Y Shares Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	May 01, 2009	43.30%			23.31%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.